FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 31 December	£ 772,838	£ 780,251
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Exchange and other adjustments	24	74
Gains recognised in the income statement within other income	(208)	220
Purchases	103	24
Sales	(79)	(91)
Transfers into the level 3 portfolio	33	216
Transfers out of the level 3 portfolio	(216)	(37)
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(208)	284
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	3,806	5,116
Exchange and other adjustments	(1)	8
Gains recognised in the income statement within other income	202	437
Purchases	774	833
Sales	(1,005)	(2,597)
Transfers into the level 3 portfolio	152	186
Transfers out of the level 3 portfolio	(242)	(177)
At 31 December	3,686	3,806
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	125	642
Financial assets available-for-sale, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 31 December	42,098	56,524
Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	894	684
Exchange and other adjustments	(24)	12
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of available-for-sale financial assets	(117)	312
Purchases	41	258
Sales	(61)	(527)
Transfers into the level 3 portfolio	2	155
Transfers out of the level 3 portfolio	(39)
At 31 December	696	894
Financial Assets, Excluding Derivatives [Member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	4,700	5,800
Exchange and other adjustments	(25)	20
Gains recognised in the income statement within other income	202	437
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of available-for-sale financial assets	(117)	312
Purchases	815	1,091
Sales	(1,066)	(3,124)
Transfers into the level 3 portfolio	154	341
Transfers out of the level 3 portfolio	(281)	(177)
At 31 December	4,382	4,700
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 125	£ 642